Putnam
Value
Fund

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

4-30-99


[LOGO: BOSTON * LONDON * TOKYO]



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

Putnam Value Fund's first year of operation encompassed a historic period for the stock market. Major equity indexes set several new record highs throughout the year. Also, stock markets around the world experienced a steep decline followed by a rapid recovery in the second half of 1998. When Russia announced a currency devaluation and debt restructuring in August, equities from Moscow to New York fell dramatically in price -- then, after an easing of monetary policy in the United States and other developed nations, rallied back to their previous levels. Later, near the end of the 12-month period, the type of value stocks in which your fund invests emerged as leaders in equity markets after several years of lagging. This surge helped your fund finish the year with handsome gains.

Total return for 12 months ended 4/30/99*

      NAV                         POP
----------------------------------------------------------------
     12.84%                      6.34%
----------------------------------------------------------------

Past performance is no indication of future results. Additional performance information begins on page 6.

* Reflects performance since inception on 5/4/98.


* FUND SEIZES OPPORTUNITIES IN VOLATILE MARKETS

The elevated level of volatility in equity markets during the past year provided many opportunities for this fund's management team to execute its value strategy of buying stocks at discounted prices. Fund Manager Edward Bousa and his colleagues in the Global Value Equities Group invest in stocks with qualities of "cheapness and change" -- combining both an attractive price and the potential for positive change that can improve performance. The investment team focuses its research on large, well-established companies in solid financial condition. By emphasizing these companies and employing a value strategy, they have largely avoided weaker companies and stocks with inflated expectations. The goal is to provide competitive capital appreciation while experiencing less volatility than the overall market.

During the past 12 months, Edward took advantage of pessimism in many industrial sectors to add new holdings. Examples included Sun Microsystems, a maker of computer components that became undervalued in 1998 as the industry hit a low point in its business cycle. During the global financial crisis in August and September, Edward's team concluded there was no threat to the long-term earnings of many high-quality companies. Morgan Stanley and Citigroup are examples of stocks added to the fund amid the turmoil that subsequently recovered. Other stocks added included three airlines, Delta, American (AMR Corp.), and United (UAL Corp.), as well as Fortune Brands, a consumer products company. All performed well during the fiscal period. Although Edward sold Sun Microsystems and Morgan Stanley after they appreciated, other new additions remained attractively priced during the fund's fiscal year. While these holdings, as well as others mentioned in this report, were viewed favorably at the end of the period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

* MARKET CONDITIONS START TO FAVOR VALUE STOCKS

For much of the annual period, the returns of value stocks lagged behind the results of a small group of companies with high rates of earnings growth. This trend had been in place since early 1997, when slower economic growth in many regions of the world hurt the earnings of many industrial, energy, and basic materials stocks in the fund. The outlook for world economic growth is now improving after two years of sluggishness. One harbinger of this improvement was a rise in oil prices during February and March, which gained momentum when OPEC nations agreed to reduce petroleum production. In April, indications of stronger economic growth in Asia and continuing strength in the U.S. economy created strong demand for undervalued stocks in many sectors, such as industrial cyclicals, natural resources, and basic materials, where the fund has significant weightings.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Banks                  13.2%

Oil and gas            12.2%

Telephone services      8.0%

Financial services      6.3%

Insurance               4.6%

Footnote reads:
*Based on net assets as of 4/30/99. Holdings will vary over time.



[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Citigroup, Inc.
Financial services

BankAmerica Corp.
Banks

Mobil Corp.
Oil and gas

Exxon Corp.
Oil and gas

GTE Corp.
Telephone services

AT&T Corp.
Telephone services

Bank One Corp.
Banks

SBC Communications, Inc.
Telephone services

Weyerhaeuser Co.
Paper and forest products

Chevron, Inc.
Oil and gas

Footnote reads:
These holdings represent 19.2% of the fund's net assets as of 4/30/99. Portfolio holdings will vary over time.


* MERGER ACTIVITY PROVES ADVANTAGEOUS

Another trend that gave impetus to the fund's returns was unprecedented merger activity in many industries. Mergers had set a record in 1997 and doubled it again in 1998. The pace has remained strong in early 1999, especially in the oil, financial, and telecommunications sectors.

The fund had holdings in British Petroleum, which acquired Amoco during the annual period and announced a plan to acquire a third company. The fund also held both Exxon and Mobil, two companies that agreed to merge in December 1998. In each of these cases, the stocks of the smaller companies rapidly appreciated with the merger announcements. In the financial sector, the fund owned Mercantile Bankcorp, which agreed to be acquired by Firstar Corp. at a 29% premium over the stock's price. In telephone services, the fund owned SBC Communications and Ameritech, two regional operators that announced a merger plan now under review by federal authorities. If approved, it would create the largest domestic telephone company. Finally, the fund owned AT&T, which during the period acquired TCI, a cable television company, and most of MediaOne. These acquisitions are part of AT&T's effort to become a dominant player in the emerging business of providing households with Internet access, telephone service, and television entertainment through cable connections.

* FUND POSITIONED FOR VALUE RALLY OR VOLATILITY

As we look ahead to the fund's second year of operations, there is reason for optimism that its value investment style might be particularly timely. Whether the fund's investment style is in favor or out of favor, though, its emphasis on undervalued stocks serves to limit volatility. Because most of the fund's holdings pay dividends and do not carry inflated expectations, they tend to be insulated from severe market movements. With this disciplined value investment process in place, the fund seeks attractive risk-adjusted capital appreciation over long periods.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
June 16, 1999

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 4/30/99, there is no guarantee the fund will continue to hold these securities in the future.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Value Fund is designed for investors seeking capital appreciation primarily through investments in undervalued common stocks.

TOTAL RETURN FOR PERIOD ENDED 4/30/99

(inception 5/4/98)                     NAV      POP
------------------------------------------------------------------------------
Life of fund                         12.84%    6.34%
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIOD ENDED 4/30/99

                                  Russell 1000
                                     Value           Consumer
                                     Index          price index
------------------------------------------------------------------------------
Life of fund                        12.70%             2.28%
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


PRICE AND DISTRIBUTION INFORMATION
For the period 5/4/98 to 4/30/99

------------------------------------------------------------------------------
Distributions (number)                     1
------------------------------------------------------------------------------
Income                                  $0.105
------------------------------------------------------------------------------
Capital gains                              --
------------------------------------------------------------------------------
 Total                                  $0.105
------------------------------------------------------------------------------
Share value:                         NAV      POP
------------------------------------------------------------------------------
5/4/98                              $8.50    $9.02
------------------------------------------------------------------------------
4/30/99                              9.47    10.05
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current dividend rate1               1.11%    1.05%
------------------------------------------------------------------------------
Current 30-day SEC yield2            1.06     1.00
------------------------------------------------------------------------------

1Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2Based on investment income, calculated using SEC guidelines.



[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return
of a $10,000 investment
since 5/4/98

               Fund's shares     Russell 1000     Consumer price
Date              at POP         Value Index           index

5/4/98             9,159            9,732             10,018
6/98               9,181            9,857             10,031
7/98               8,948            9,683             10,043
8/98               7,795            8,242             10,055
9/98               8,138            8,715             10,055
10/98              8,771            9,390             10,080
11/98              9,248            9,827             10,092
12/98              9,400           10,162             10,105
1/99               9,512           10,243             10,129
2/99               9,388           10,098             10,135
3/99               9,669           10,307             10,154
4/99             $10,634          $11,270            $10,228

Footnote reads:
Past performance is no assurance of future results.



TOTAL RETURN FOR PERIOD ENDED 3/31/99
(most recent calendar quarter)

(inception 5/4/98)                     NAV             POP
------------------------------------------------------------------------------
Life of fund                          2.59%          -3.32%
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge.


COMPARATIVE BENCHMARKS

Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth rates. Securities indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.



Report of independent accountants
For the period May 4, 1998 (commencement of operations) to April 30, 1999


To the Trustees and Shareholders of
Putnam Value Fund
(a series of Putnam Fund Trust)

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments owned, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Value Fund (the "fund") at April 30, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the period from May 4, 1998 (commencement of operations) to April 30, 1999, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments owned at April 30, 1999 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
June 14, 1999




Portfolio of investments owned
April 30, 1999

COMMON STOCKS (97.3%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Aerospace and Defense (1.6%)
--------------------------------------------------------------------------------------------------------------------------
                500  Boeing Co.                                                                             $       20,313
                250  Raytheon Co. Class B                                                                           17,563
                                                                                                            --------------
                                                                                                                    37,876

Airlines (2.0%)
--------------------------------------------------------------------------------------------------------------------------
                250  AMR Corp.                                                                                      17,453
                100  Delta Air Lines, Inc.                                                                           6,344
                280  UAL Corp. (NON)                                                                                22,610
                                                                                                            --------------
                                                                                                                    46,407

Automotive (3.4%)
--------------------------------------------------------------------------------------------------------------------------
                400  Ford Motor Co.                                                                                 25,575
                320  General Motors Corp.                                                                           28,460
                300  Lear Corp.                                                                                     13,763
                300  TRW, Inc.                                                                                      12,581
                                                                                                            --------------
                                                                                                                    80,379

Banks (13.2%)
--------------------------------------------------------------------------------------------------------------------------
                800  Bank of America Corp.                                                                          57,600
                700  Bank One Corp.                                                                                 41,300
                500  BankBoston Corp.                                                                               24,500
                330  Chase Manhattan Corp.                                                                          27,308
                400  Mercantile Bancorp., Inc.                                                                      22,800
                500  PNC Bank Corp.                                                                                 28,938
                200  Summit Bancorp                                                                                  8,475
                500  Synovus Financial Corp.                                                                        11,063
                550  U.S. Bancorp                                                                                   20,384
                150  Wachovia Corp.                                                                                 13,181
                600  Washington Mutual, Inc.                                                                        24,675
                700  Wells Fargo Co.                                                                                30,231
                                                                                                            --------------
                                                                                                                   310,455

Building Products (0.5%)
--------------------------------------------------------------------------------------------------------------------------
                400  Sherwin Williams Co.                                                                           12,450

Business Equipment and Services (0.9%)
--------------------------------------------------------------------------------------------------------------------------
                200  Illinois Tool Works, Inc.                                                                      15,400
                100  Pitney Bowes, Inc.                                                                              6,994
                                                                                                            --------------
                                                                                                                    22,394

Chemicals (3.3%)
--------------------------------------------------------------------------------------------------------------------------
                230  Dow Chemical Co.                                                                               30,173
                400  du Pont (E.I.) de Nemours & Co., Ltd.                                                          28,250
                300  PPG Industries, Inc.                                                                           19,481
                                                                                                            --------------
                                                                                                                    77,904

Computers (1.9%)
--------------------------------------------------------------------------------------------------------------------------
                400  Apple Computer, Inc.                                                                           18,400
                200  Compaq Computer Corp.                                                                           4,463
                100  IBM Corp.                                                                                      20,919
                                                                                                            --------------
                                                                                                                    43,782

Conglomerates (1.9%)
--------------------------------------------------------------------------------------------------------------------------
                300  Allied-Signal, Inc.                                                                            17,625
                300  Minnesota Mining & Manufacturing Co.                                                           26,700
                                                                                                            --------------
                                                                                                                    44,325

Consumer Durables (0.8%)
--------------------------------------------------------------------------------------------------------------------------
                300  Whirlpool Corp.                                                                                19,913

Consumer Products (1.6%)
--------------------------------------------------------------------------------------------------------------------------
                200  Colgate-Palmolive Co.                                                                          20,488
                450  Fortune Brands, Inc.                                                                           17,775
                                                                                                            --------------
                                                                                                                    38,263

Consumer Services (0.5%)
--------------------------------------------------------------------------------------------------------------------------
                600  Service Corp. International                                                                    12,450

Containers (0.9%)
--------------------------------------------------------------------------------------------------------------------------
                700  Owens-Illinois, Inc. (NON)                                                                     20,300

Electric Utilities (4.5%)
--------------------------------------------------------------------------------------------------------------------------
                500  Ameren Corp.                                                                                   19,344
                450  Duke Energy Corp.                                                                              25,200
                800  Edison International                                                                           19,600
                700  Entergy Corp.                                                                                  21,875
                800  OGE Energy Corp.                                                                               18,950
                                                                                                            --------------
                                                                                                                   104,969

Electronics and Electrical Equipment (2.0%)
--------------------------------------------------------------------------------------------------------------------------
                350  Emerson Electric Co.                                                                           22,575
                100  Micron Technology, Inc.                                                                         3,713
                250  Motorola, Inc.                                                                                 20,031
                                                                                                            --------------
                                                                                                                    46,319

Entertainment (0.7%)
--------------------------------------------------------------------------------------------------------------------------
                500  Disney (Walt) Productions, Inc.                                                                15,875

Environmental Control (0.5%)
--------------------------------------------------------------------------------------------------------------------------
                600  Republic Services, Inc.                                                                        12,338

Farm Equipment (0.7%)
--------------------------------------------------------------------------------------------------------------------------
                370  Deere (John) & Co.                                                                             15,910

Financial Services (6.3%)
--------------------------------------------------------------------------------------------------------------------------
                640  Charter One Financial, Inc.                                                                    20,000
                800  Citigroup, Inc.                                                                                60,200
                260  Fannie Mae                                                                                     18,444
                200  Merrill Lynch & Co., Inc.                                                                      16,788
                400  Paine Webber Group Inc.                                                                        18,775
                200  The Equitable Cos., Inc.                                                                       13,463
                                                                                                            --------------
                                                                                                                   147,670

Food and Beverages (4.1%)
--------------------------------------------------------------------------------------------------------------------------
                350  Bestfoods                                                                                      17,566
                400  Kellogg Co.                                                                                    14,800
                900  Pepsi Bottling Group, Inc. (The)                                                               18,956
                850  Sara Lee Corp.                                                                                 18,913
                650  SYSCO Corp.                                                                                    19,297
                120  The Quaker Oats Co.                                                                             7,748
                                                                                                            --------------
                                                                                                                    97,280

Health Care Services (0.8%)
--------------------------------------------------------------------------------------------------------------------------
                800  HEALTHSOUTH Corp. (NON)                                                                        10,750
                300  Tenet Healthcare Corp.                                                                          7,088
                                                                                                            --------------
                                                                                                                    17,838

Insurance (4.6%)
--------------------------------------------------------------------------------------------------------------------------
                600  Ace Ltd.                                                                                       18,150
                510  Allstate Corp.                                                                                 18,551
                300  American General Corp.                                                                         22,200
                300  CIGNA Corp.                                                                                    26,156
                300  The Chubb Corp.                                                                                17,775
                200  Torchmark Corp.                                                                                 6,838
                                                                                                            --------------
                                                                                                                   109,670

Lodging (0.8%)
--------------------------------------------------------------------------------------------------------------------------
                500  Starwood Hotels & Resorts Worldwide, Inc.                                                      18,344

Machinery (0.3%)
--------------------------------------------------------------------------------------------------------------------------
                100  Caterpillar, Inc.                                                                               6,438

Medical Supplies and Devices (0.7%)
--------------------------------------------------------------------------------------------------------------------------
                250  Baxter International, Inc.                                                                     15,750

Metals and Mining (0.9%)
--------------------------------------------------------------------------------------------------------------------------
                350  Alcoa Inc.                                                                                     21,788

Office Equipment (0.7%)
--------------------------------------------------------------------------------------------------------------------------
                300  Xerox Corp.                                                                                    17,625

Oil and Gas (12.2%)
--------------------------------------------------------------------------------------------------------------------------
                300  Burlington Resources Inc.                                                                      13,819
                250  BP Amoco PLC ADR (United Kingdom)                                                              28,297
                330  Chevron, Inc.                                                                                  32,918
                700  Conoco, Inc.                                                                                   18,988
                300  Consolidated Natural Gas Co.                                                                   17,850
                400  El Paso Energy Corp.                                                                           14,700
                600  Exxon Corp.                                                                                    49,838
                700  Halliburton Co.                                                                                29,838
                500  Mobil Corp.                                                                                    52,375
                600  Tosco Corp.                                                                                    16,050
                300  Williams Cos., Inc.                                                                            14,175
                                                                                                            --------------
                                                                                                                   288,848

Paper and Forest Products (2.5%)
--------------------------------------------------------------------------------------------------------------------------
                460  Champion International Corp.                                                                   25,156
                500  Weyerhaeuser Co.                                                                               33,563
                                                                                                            --------------
                                                                                                                    58,719

Pharmaceuticals and Biotechnology (1.7%)
--------------------------------------------------------------------------------------------------------------------------
                400  American Home Products Corp.                                                                   24,400
                300  Pharmacia & Upjohn, Inc.                                                                       16,800
                                                                                                            --------------
                                                                                                                    41,200

Publishing (1.8%)
--------------------------------------------------------------------------------------------------------------------------
                400  McGraw-Hill, Inc.                                                                              22,100
                250  Tribune Co.                                                                                    20,859
                                                                                                            --------------
                                                                                                                    42,959

Railroads (1.2%)
--------------------------------------------------------------------------------------------------------------------------
                750  Burlington Northern Santa Fe Corp.                                                             27,469

REITs (Real Estate Investment Trust) (1.0%)
--------------------------------------------------------------------------------------------------------------------------
                500  Equity Residential Properties Trust                                                            23,125

Retail (3.0%)
--------------------------------------------------------------------------------------------------------------------------
                400  Albertsons, Inc.                                                                               20,600
                450  Federated Department Stores, Inc.                                                              21,009
                500  Rite Aid Corp.                                                                                 11,642
                400  Sears, Roebuck & Co.                                                                           18,400
                                                                                                            --------------
                                                                                                                    71,651

Specialty Consumer Products (1.4%)
--------------------------------------------------------------------------------------------------------------------------
                600  Mattel, Inc.                                                                                   15,525
                500  Hasbro, Inc.                                                                                   17,063
                                                                                                            --------------
                                                                                                                    32,588

Telecommunications (1.0%)
--------------------------------------------------------------------------------------------------------------------------
                370  ALLTEL Corp.                                                                                   24,952

Telephone Services (8.0%)
--------------------------------------------------------------------------------------------------------------------------
                900  American Telephone & Telegraph Co.                                                             45,450
                450  Ameritech Corp.                                                                                30,797
                550  Bell Atlantic Corp.                                                                            31,694
                700  GTE Corp.                                                                                      46,856
                600  SBC Communications, Inc.                                                                       33,600
                                                                                                            --------------
                                                                                                                   188,397

Tobacco (0.9%)
--------------------------------------------------------------------------------------------------------------------------
                600  Philip Morris Cos., Inc.                                                                       21,038

Transportation (0.9%)
--------------------------------------------------------------------------------------------------------------------------
                200  FDX Corp. (NON)                                                                                22,513

Trucking (0.2%)
--------------------------------------------------------------------------------------------------------------------------
                175  Ryder System, Inc.                                                                              4,616

Utilities (1.4%)
--------------------------------------------------------------------------------------------------------------------------
                900  Sempra Energy                                                                                  18,675
                500  Western Resources, Inc.                                                                        13,594
                                                                                                            --------------
                                                                                                                    32,269
                                                                                                            --------------
                     Total Common Stocks (cost $2,054,516)                                                  $    2,295,056

CONVERTIBLE BONDS AND NOTES (0.8%) (a) (cost $21,294)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $       20,000  Micron Technology, Inc. cv. sub. notes 7s, 2004                                        $       19,875

CONVERTIBLE PREFERRED STOCKS (0.2%) (a) (cost $4,779)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
                100  El Paso Energy Capital Trust $2.375 cv. pfd.                                           $        5,013

SHORT-TERM INVESTMENTS (2.0%) (a) (cost $46,000)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $       46,000  Interest in $292,698,000 joint repurchase agreement dated April 30, 1999 with Warburg Securities due
                       May 3, 1999, with respect to various U.S. Treasury
                       obligations -- maturity value of $46,019 for an
                       effective yield of 4.87%                                                             $       46,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $2,126,589) (b)                                                $    2,365,944
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $2,357,579.

  (b) The aggregate identified cost on a tax basis is $2,131,209, resulting in gross unrealized appreciation and depreciation of $304,973 and $70,238, respectively, or net unrealized appreciation of $234,735.

(NON) Non-income-producing security.

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
April 30, 1999
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $2,126,589) (Note 1)                                                $2,365,944
-----------------------------------------------------------------------------------------------
Cash                                                                                        567
-----------------------------------------------------------------------------------------------
Dividends and interest receivable                                                         2,454
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                           32,047
-----------------------------------------------------------------------------------------------
Receivable from manager (Note 2)                                                          3,361
-----------------------------------------------------------------------------------------------
Total assets                                                                          2,404,373

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                         30,067
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                   99
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                               215
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                 13
-----------------------------------------------------------------------------------------------
Payable for auditing expense                                                             12,020
-----------------------------------------------------------------------------------------------
Payable for legal expense                                                                 1,440
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                    2,940
-----------------------------------------------------------------------------------------------
Total liabilities                                                                        46,794
-----------------------------------------------------------------------------------------------
Net assets                                                                           $2,357,579

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1, 4 and 5)                                                   $2,121,435
-----------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                              3,817
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                                    (7,028)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                              239,355
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                           $2,357,579

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per share
($2,357,579 divided by 249,029 shares)                                                    $9.47
-----------------------------------------------------------------------------------------------
Offering price per share (100/94.25 of $9.47)*                                           $10.05
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
For the period May 4, 1998 (commencement of operations) to April 30, 1999
Investment income:
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $62)                                                  $ 44,011
-----------------------------------------------------------------------------------------------
Interest                                                                                    981
-----------------------------------------------------------------------------------------------
Total investment income                                                                $ 44,992

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                         13,727
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                            3,836
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                         1,945
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             43
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                   4,136
-----------------------------------------------------------------------------------------------
Registration fees                                                                           632
-----------------------------------------------------------------------------------------------
Auditing                                                                                 12,152
-----------------------------------------------------------------------------------------------
Legal                                                                                     4,211
-----------------------------------------------------------------------------------------------
Postage                                                                                      12
-----------------------------------------------------------------------------------------------
Fees waived and reimbursed by manager (Note 2)                                          (21,091)
-----------------------------------------------------------------------------------------------
Total expenses                                                                           19,603
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                               (3,429)
-----------------------------------------------------------------------------------------------
Net expenses                                                                             16,174
-----------------------------------------------------------------------------------------------
Net investment income                                                                    28,818
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                         (7,028)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                            239,355
-----------------------------------------------------------------------------------------------
Net gain on investments                                                                 232,327
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                   $261,145
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                                 For the period
                                                                                                    May 4, 1998
                                                                                                  (commencement
                                                                                                 of operations)
                                                                                              to April 30, 1999
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                                                $   28,818
---------------------------------------------------------------------------------------------------------------
Net realized loss on investments                                                                         (7,028)
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                              239,355
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                                    261,145
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income                                                (25,001)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                                       121,435
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                                            357,579

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period (Note 5)                                                                         $2,000,000
---------------------------------------------------------------------------------------------------------------
End of period (including undistributed
net investment income of $3,817)                                                                     $2,357,579
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  For the period
Per-share                                                                                                           May 4, 1998+
operating performance                                                                                               to April 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                                     $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)(d)                                                                                              .12
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                                       .96
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                                    1.08
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                                        (.11)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                                      (.11)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                                           $9.47
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                                                                                  12.84*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                                         $2,358
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)(d)                                                                                              .99*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)(d)                                                                                             1.46*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                                 117.02*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Reflects an expense limitation in effect during the period.  As a result of such limitation, expenses for the fund reflect a reduction of $0.09 per share. (Note 1).




Notes to financial statements
April 30, 1999

Note 1
Significant accounting policies

Putnam Value Fund (the "fund") is a series of Putnam Fund Trust (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the fund is to seek capital appreciation, and as a secondary objective, current income by investing primarily in common stocks of U.S. companies that Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. believes are undervalued in relation to underlying asset values or earnings potential and have the potential of long-term appreciation.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value and other investments are stated at fair market value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Discounts on original issue discount bonds are accreted according to the yield-to-maturity basis.

E) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the period ended April 30, 1999, the fund had no borrowings against the line of credit.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held and for excise tax on income and capital gains.

At April 30, 1999, the fund had a capital loss carryover of approximately $2,000 available to offset future net capital gain, if any, which will expire on April 30, 2007.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions and on nontaxable dividends. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended April 30, 1999, the fund required no such reclassifications.

H) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management for management and investment advisory services is paid quarterly based on the average net assets of the fund for the quarter. Such fee is based on the following annual rates: 0.70% of the first $500 million of the fund's average net assets; 0.60% of the next $500 million; 0.55% of the next $500 million; 0.50% of the next $5 billion; 0.475% of the next $5 billion; 0.455% of the next $5 billion; 0.44% of the next $5 billion; and 0.43% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 1999, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expenses, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 1.00% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the period ended April 30, 1999, fund expenses were reduced by $3,429 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") with respect to its class A shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35% of the average net assets attributable to class A shares. The fund is not currently making any payments pursuant to the Plan.

For the period ended April 30, 1999, Putnam Mutual Funds Corp., acting as underwriter received no net commissions from the sale of class A shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the period ended April 30, 1999, Putnam Mutual Funds Corp., acting as underwriter received no monies on class A redemptions.

Note 3
Purchases and sales of securities

During the period ended April 30, 1999, purchases and sales of investment securities other than short-term investments aggregated $4,178,930 and $2,091,313, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At April 30, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                         For the period
                                                           May 4, 1998
                                                        (commencement of
                                                          operations) to
                                                          April 30, 1999
-----------------------------------------------------------------------------
                                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                         10,687           $ 96,474
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                        3,053             25,001
-----------------------------------------------------------------------------
                                                    13,740            121,475

Shares
repurchased                                             (5)               (40)
-----------------------------------------------------------------------------
Net increase                                        13,735           $121,435
-----------------------------------------------------------------------------

Note 5
Initial capitalization and
offering of shares

The trust was established as a Massachusetts business trust on January 22, 1996. During the period January 22, 1996 to May 4, 1998, the fund had no operations other than those related to organizational matters, including the initial capital contribution of $2,000,000 and the issuance of 235,294 shares to Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc. on May 4, 1998.

At April 30, 1999, Putnam Investments, Inc. owned 238,311 shares of the fund (95.70% of shares outstanding), valued at $2,256,805.



Federal tax information
(Unaudited)

The fund has designated 100% of the distributions from net investment income as qualifying for the dividends received deduction for corporations.

The Form 1099 you receive in January 2000 will show the tax status of all distributions paid to your account in calendar 1999.



Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT
ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Thomas V. Reilly
Vice President

Anthony I. Kreisel
Vice President

Edward P. Bousa
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer



This report is for the information of shareholders of Putnam Value Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' Web site: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


52504 21G 6/99